Schedule of subsidiaries (Details)		12 Months Ended
		Dec. 31, 2024	Oct. 06, 2023
Ohmyhome (BVI) Limited [Member]
Noncontrolling interest ownership percentage by parent		100.00%
Noncontrolling interest description		Investment holding
Ohmyhome (S) [Member]
Noncontrolling interest ownership percentage by parent		100.00%
Noncontrolling interest description		Principally engaged in the provision of a one-stop-shop property platform for its customers
Ohmyhome Property Management Pte. Ltd. (formerly Simply Sakal Pte. Ltd.) [Member]
Noncontrolling interest ownership percentage by parent		100.00%	100.00%
Noncontrolling interest description		Principally engaged in the provision of estate management services for residential, commercial and industrial real estate in Singapore.
OhmyHome Renovation Pte Ltd [Member]
Noncontrolling interest ownership percentage by parent		100.00%
Noncontrolling interest description		Principally engaged in design and build, project management for interior decoration projects for residential and commercial units.
OhmyHome Insurance Pte Ltd [Member]
Noncontrolling interest ownership percentage by parent		100.00%
Noncontrolling interest description		Dormant
Cora Pro Pte Ltd [Member]
Noncontrolling interest ownership percentage by parent		100.00%
Noncontrolling interest description		Principally engaged in distributing technology platform product for property management firms and developers to facilitate communication, facility booking, fee and tax payments.
DreamR Project Pte. Ltd. (formerly Ganze Pte. Ltd.) [Member]
Noncontrolling interest ownership percentage by parent		100.00%
Noncontrolling interest description		Principally engaged in interior decoration projects of high-end residential and commercial units.
OhMyHome Sdu Bhd OhMyHome M [Member]
Noncontrolling interest ownership percentage by parent		49.00%
Noncontrolling interest description		Principally engaged in the provision of a one-stop-shop property platform for its customers in Malaysia
Ohmyhome Realtors Sdn. Bhd. [Member]
Noncontrolling interest ownership percentage by parent	[1]	49.00%
Noncontrolling interest description		Principally engaged in the provision of brokerage service for its customers

[1]	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.